OCT-24-2006 13:03 From: To:72027771030 P.2/2

CIK 1333248

06060209

CERTNAS

1-33103

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Investigations

RECD S.E.C.
OCT 24 2006
1086

By Facsimile and First Class Mail

October 24, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
OCT 26 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on October 19, 2006 The Nasdaq Stock Market (the "Exchange") received from CADENCE PHARMACEUTICALS, INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick